Intangible Assets, Net	12 Months Ended
Jun. 30, 2022
Intangible Assets, Net
Intangible Assets, Net
7.	Intangible Assets, Net

	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Computer software	22,829	28,478	4,244
Licenses	15,295	15,648	2,332
Internet Hospital License	—	3,600	536
Customer Relationship	—	2,600	387
Intangible assets, cost	38,124	50,326	7,499
Less: accumulated amortization	(13,899)	(16,778)	(2,500)
	24,225	33,548	4,999

Amortization expenses for the years ended June 30, 2021 and 2022 were approximately RMB6,879 and RMB2,879, respectively.

For the years ended June 30, 2021 and 2022, no impairment loss was recognized for the Group’s intangible assets.